Financial Instruments (Details)	6 Months Ended
Jun. 30, 2023
Financial Instruments (Details) [Line Items]
Expected dividend yield	0.00%
Bottom of Range [member]
Financial Instruments (Details) [Line Items]
Expected term if warrant	7 months 6 days
Expected volatility	55.69%
Risk-free rate	5.13%
Top of Range [member]
Financial Instruments (Details) [Line Items]
Expected term if warrant	1 year 2 months 4 days
Expected volatility	64.90%
Risk-free rate	5.16%